COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses were RMB6,205,072, RMB8,127,122 and RMB12,673,230 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, future minimum lease commitments under office non-cancelable operating lease agreements, were as follows:

Offices
Year ending December 31,	RMB
2021	11,151,941
2022	8,260,984
2023	352,893

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2020.